UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2005

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Colony Group, LLC
Address:  2 Atlantic Avenue
          Boston, MA  02110

Form 13F File Number: 028-04819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent J. Gratch, Esq.
Title: Chief Compliance Officer
Phone: 617-723-8200

Signature, Place, and Date of Signing:
Vincent J. Gratch, Esq.           Boston, MA                 05/04/05
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 131
Form 13F Information Table Value Total: $ 382,507 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102    10423 279728.40SH       SOLE                                  279728.40
AIRGAS INC                     COM              009363102      614 25695.00 SH       SOLE                                   25695.00
ALCON INC                      COM              H01301102     9043 101275.00SH       SOLE                                  101275.00
ALLIANT TECHSYSTEMS INC        COM              018804104      742 10390.00 SH       SOLE                                   10390.00
AMERICAN EXPRESS               COM              025816109     5534 107730.00SH       SOLE                                  107730.00
AMERICAN HEALTHWAYS            COM              02649v104      540 16350.00 SH       SOLE                                   16350.00
AMERUS GROUP CO                COM              03072M108      666 14100.00 SH       SOLE                                   14100.00
AMGEN                          COM              031162100    10442 179385.00SH       SOLE                                  179385.00
AMPHENOL CORP NEW-CL A         CL A             032095101      773 20870.00 SH       SOLE                                   20870.00
AMSURG CORP                    COM              03232p405      412 16300.00 SH       SOLE                                   16300.00
APACHE CORP                    COM              037411105     8859 144680.00SH       SOLE                                  144680.00
ARCH COAL                      COM              039380100      823 19145.00 SH       SOLE                                   19145.00
BAKER HUGHES INC               COM              057224107     1458 32781.00 SH       SOLE                                   32781.00
BJ SERVICES CO                 COM              055482103     1084 20895.00 SH       SOLE                                   20895.00
BLUEGREEN CORP                 COM              096231105      418 32500.00 SH       SOLE                                   32500.00
BROOKLINE BANCORP INC.         COM              11373m107      497 33325.00 SH       SOLE                                   33325.00
BUNGE LTD                      COM              G16962105     8831 163905.00SH       SOLE                                  163905.00
CACI INTERNATIONAL INC-CL A    CL A             127190304     1225 22175.00 SH       SOLE                                   22175.00
CANADIAN NATURAL RESOURCES LTD COM              136385101      868 15285.00 SH       SOLE                                   15285.00
CAREMARK RX INC                COM              141705103    13088 329015.00SH       SOLE                                  329015.00
CDW CORP                       COM              12512N105     6495 114595.00SH       SOLE                                  114595.00
CENDANT CORP                   COM              151313103     6905 336149.18SH       SOLE                                  336149.18
CHARLES RIVER LABORATORIES INT COM              159864107      759 16125.00 SH       SOLE                                   16125.00
CHARTER MUNI MORTGAGE ACCEPTAN COM              160908109      370 17200.00 SH       SOLE                                   17200.00
CHEVRONTEXACO CORP             COM              166764100     2032 34847.51 SH       SOLE                                   34847.51
CHICAGO MERCANTILE EXCHANGE HO COM              167760107      655  3375.00 SH       SOLE                                    3375.00
CHOICE HOTELS INTERNATIONAL IN COM              169905106      953 15385.00 SH       SOLE                                   15385.00
CIMAREX ENERGY CO              COM              171798101      681 17450.00 SH       SOLE                                   17450.00
CISCO SYSTEMS INC              COM              17275R102     8107 453145.00SH       SOLE                                  453145.00
CITIGROUP INC                  COM              172967101    10099 224723.00SH       SOLE                                  224723.00
CITRIX SYSTEMS INC             COM              177376100      716 30070.00 SH       SOLE                                   30070.00
CITY NATIONAL CORP             COM              178566105     7817 111960.00SH       SOLE                                  111960.00
COGNEX CORP                    COM              192422103      654 26295.00 SH       SOLE                                   26295.00
COGNIZANT TECH SOLUTIONS       COM              192446102      980 21220.00 SH       SOLE                                   21220.00
COMCAST CORP NEW CL A          CL A             20030N101     7496 221919.00SH       SOLE                                  221919.00
COMCAST CORP SPECIAL           COM              20030n200     3615 108095.00SH       SOLE                                  108095.00
CONSTELLATION BRANDS INC CL A  CL A             21036P108      841 15910.00 SH       SOLE                                   15910.00
CORPORATE EXECUTIVE BOARD CO   COM              21988R102      697 10895.00 SH       SOLE                                   10895.00
COTT CORP                      COM              22163N106      753 31065.00 SH       SOLE                                   31065.00
CVS CORP                       COM              126650100     5654 107445.00SH       SOLE                                  107445.00
DAVITA INC                     COM              23918k108      819 19565.00 SH       SOLE                                   19565.00
DONALDSON CO INC               COM              257651109      631 19540.00 SH       SOLE                                   19540.00
DYCOM INDUSTRIES INC           COM              267475101      456 19825.00 SH       SOLE                                   19825.00
EAST WEST BANCORP INC          COM              27579R104      391 10580.00 SH       SOLE                                   10580.00
EDO CORP                       COM              281347104      398 13250.00 SH       SOLE                                   13250.00
EXPRESS SCRIPTS INC            COM              302182100      723  8290.00 SH       SOLE                                    8290.00
EXXON MOBIL CORP               COM              30231G102    11759 197291.87SH       SOLE                                  197291.87
FIDELITY BANKSHARES            COM              31604q107      330 14349.00 SH       SOLE                                   14349.00
FIRST CASH FINL SVCS INC       COM              31942D107      515 24345.00 SH       SOLE                                   24345.00
FLORIDA ROCK INDS INC          COM              341140101      737 12535.00 SH       SOLE                                   12535.00
FORTUNE BRANDS INC             COM              349631101    11579 143611.44SH       SOLE                                  143611.44
GENERAL ELECTRIC CO            COM              369604103    11427 316892.17SH       SOLE                                  316892.17
GOLD STAR INTERNATIONAL INC    COM              380746107        0 100000.00SH       SOLE                                  100000.00
GUITAR CENTER INC              COM              402040109     1046 19075.00 SH       SOLE                                   19075.00
HCC INSURANCE HOLDINGS INC     COM              404132102     4540 125550.00SH       SOLE                                  125550.00
HENRY SCHEIN INC               COM              806407102      737 20565.00 SH       SOLE                                   20565.00
HOOPER HOLMES INC              COM              439104100      668 175000.00SH       SOLE                                  175000.00
HOSPIRA INC                    COM              441060100      718 22240.00 SH       SOLE                                   22240.00
HYDRIL                         COM              448774109      299  5125.00 SH       SOLE                                    5125.00
IBM                            COM              459200101     7122 77935.52 SH       SOLE                                   77935.52
IDEXX LABORATORIES CORP        COM              45168D104      397  7335.00 SH       SOLE                                    7335.00
INTEL CORP                     COM              458140100      342 14726.44 SH       SOLE                                   14726.44
INTERACTIVE DATA CORP          COM              45840J107      599 28865.00 SH       SOLE                                   28865.00
IRON MTN INC                   COM              462846106      574 19905.00 SH       SOLE                                   19905.00
ITT INDUSTRIES INC             COM              450911102    12245 135695.63SH       SOLE                                  135695.63
JINPAN INTL LTD                COM              G5138L100      182 31350.00 SH       SOLE                                   31350.00
JLG INDUSTRIES INC             COM              466210101      333 15450.00 SH       SOLE                                   15450.00
JOHNSON & JOHNSON              COM              478160104    10195 151800.00SH       SOLE                                  151800.00
KEITH COMPANIES                COM              487539108      261 15075.00 SH       SOLE                                   15075.00
KENSEY NASH CORP               COM              490057106      431 15900.00 SH       SOLE                                   15900.00
KERZNER INTERNATIONAL          COM              p6065y107      372  6075.00 SH       SOLE                                    6075.00
KINDER MORGAN INC              COM              49455p101    12074 159495.00SH       SOLE                                  159495.00
LAUREATE EDUCATION             COM              518613104     7598 177575.00SH       SOLE                                  177575.00
LEXMARK INTERNATIONAL INC CL A CL A             529771107     6707 83872.00 SH       SOLE                                   83872.00
LUFKIN INDUSTRIES INC          COM              549764108      276  5725.00 SH       SOLE                                    5725.00
MEDICIS PHARMACEUTICAL CORP CL CL A             584690309      610 20355.00 SH       SOLE                                   20355.00
MICHAELS STORES INC            COM              594087108      710 19550.00 SH       SOLE                                   19550.00
MICROCHIP TECHNOLOGY INC       COM              595017104      517 19885.00 SH       SOLE                                   19885.00
MICROSOFT CORP                 COM              594918104     6663 275687.49SH       SOLE                                  275687.49
MOHAWK INDUSTRIES INC          COM              608190104      866 10270.00 SH       SOLE                                   10270.00
NAUTILUS GROUP INC             COM              63910B102      425 17900.00 SH       SOLE                                   17900.00
NEWFIELD EXPLORATION CO.       COM              651290108      783 10545.00 SH       SOLE                                   10545.00
NUCO2                          COM              629428103      604 22950.00 SH       SOLE                                   22950.00
OCCIDENTAL PETE CORP           COM              674599105     7110 99905.00 SH       SOLE                                   99905.00
OMNICOM GROUP INC              COM              681919106      217  2454.00 SH       SOLE                                    2454.00
OPNET TECHNOLOGIES             COM              683757108      243 29100.00 SH       SOLE                                   29100.00
PACKETEER INC                  COM              695210104      506 32900.00 SH       SOLE                                   32900.00
PARK ELECTROCHEMICAL CORP      COM              700416209      205 10109.00 SH       SOLE                                   10109.00
PATTERSON-UTI ENERGY           COM              703481101      852 34051.00 SH       SOLE                                   34051.00
PENTAIR INC                    COM              709631105      674 17270.00 SH       SOLE                                   17270.00
PEPSICO INC                    COM              713448108    11290 212907.43SH       SOLE                                  212907.43
PEROT SYSTEMS CORP             COM              714265105      206 15325.00 SH       SOLE                                   15325.00
PETSMART INC                   COM              716768106      712 24760.00 SH       SOLE                                   24760.00
PHELPS DODGE CORP              COM              717265102      717  7050.00 SH       SOLE                                    7050.00
PRAXAIR INC                    COM              74005P104    13046 272584.86SH       SOLE                                  272584.86
PROCTER & GAMBLE CO            COM              742718109      733 13835.20 SH       SOLE                                   13835.20
PULTE HOMES INC                COM              745867101      387  5255.00 SH       SOLE                                    5255.00
QUAKER CHEMICAL CORP           COM              747316107      233 11360.00 SH       SOLE                                   11360.00
QUEST SOFTWARE INC             COM              74834t103      241 17400.00 SH       SOLE                                   17400.00
ROBERT HALF INTERNATIONAL INC  COM              770323103      643 23840.00 SH       SOLE                                   23840.00
ROCKWELL COLLINS INC           COM              774341101     1019 21415.00 SH       SOLE                                   21415.00
ROYAL DUTCH PETROLEUM CO NY RE NY REG EUR .56   780257804      413  6885.00 SH       SOLE                                    6885.00
SCHLUMBERGER LTD               COM              806857108     7081 100466.29SH       SOLE                                  100466.29
SEMICONDUTOR HLDRS             COM              816636203      257  7900.00 SH       SOLE                                    7900.00
STAPLES INC                    COM              855030102    11380 362070.00SH       SOLE                                  362070.00
STUDENT LOAN CORP              COM              863902102      810  3875.00 SH       SOLE                                    3875.00
SUPERIOR UNIFORM               COM              868358102      199 14530.00 SH       SOLE                                   14530.00
SUPERVALU INC                  COM              868536103      694 20815.00 SH       SOLE                                   20815.00
SYSCO CORP                     COM              871829107      662 18480.00 SH       SOLE                                   18480.00
T ROWE PRICE GROUP INC         COM              74144t108    10788 181680.00SH       SOLE                                  181680.00
TEEKAY SHIPPING                COM              y8564w103      220  4885.00 SH       SOLE                                    4885.00
TEVA PHARM INDS LTD            COM              881624209     6248 201605.00SH       SOLE                                  201605.00
TEXAS INSTRUMENTS INC          COM              882508104     6765 265406.85SH       SOLE                                  265406.85
TEXAS REGIONAL BANCSHARES INC  COM              882673106      589 19562.00 SH       SOLE                                   19562.00
THE CATO CORPORATION CLASS A   CL A             149205106      434 13450.00 SH       SOLE                                   13450.00
TRANSOCEAN INC.                COM              G90078109     1026 19945.00 SH       SOLE                                   19945.00
UCBH HOLDINGS INC              COM              90262T308     3303 82787.09 SH       SOLE                                   82787.09
VCA ANTECH INC                 COM              918194101      659 32575.00 SH       SOLE                                   32575.00
WAL-MART                       COM              931142103     5857 116881.51SH       SOLE                                  116881.51
WELLCHOICE INC                 COM              949475107      790 14815.00 SH       SOLE                                   14815.00
WELLPOINT HEALTH NETWORKS INC  COM              94973v107    13776 109900.00SH       SOLE                                  109900.00
ASIA PACIFIC FUND              COM              044901106      205    14000 SH       SOLE                                      14000
EUROPE FUND INC                COM              29874M103      359    32028 SH       SOLE                                      32028
I SHARES S&P EUROPE 350        S&P EURO PLUS    464287861     3097    41071 SH       SOLE                                      41071
ISHARES MSCI PACIFIC EX-JAPAN  MSCI PAC J IDX   464286665      707     7845 SH       SOLE                                       7845
ISHARES TRUST MSCI EAFE INDEX  MSCI EAFE IDX    464287465     3382    21287 SH       SOLE                                      21287
MORGAN STANLEY ASIA PACIFIC FU COM              61744U106     1163    91353 SH       SOLE                                      91353
ISHARES TR RUSSELL 2000        RUSSELL 2000     464287655      382     3125 SH       SOLE                                       3125
MIDCAP SPDR TRUST              UNIT SER 1       595635103      284     2360 SH       SOLE                                       2360
STREETTRACKS DJ LARGE GROWTH   DJ LRG CAP GRW   86330E109      290     6335 SH       SOLE                                       6335
STREETTRACKS DJ LARGE VALUE    DJ LRG CAP VAL   86330E208      375     2780 SH       SOLE                                       2780